UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03668

THE WRIGHT MANAGED INCOME TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Christopher A. Madden
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – March 31, 2012

Item 1.  Schedule of Investments.

Wright Total Return Bond Fund (WTRB)
Portfolio of Investments – As of March 31, 2012 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 98.4%

ASSET-BACKED SECURITIES - 1.2%

$146,961	Harley-Davidson Motorcycle Trust, Series 2009-1, Class A4	4.550%	01/15/17	$148,472
195,000	PSE&G Transition Funding LLC, Series 2001-1, Class A7	6.750%	06/15/16	216,424

Total Asset-Backed Securities (identified cost, $352,647)	$364,896

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.7%

$275,000	Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A5	4.733%		10/15/41	$294,756
322,213	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.936%		05/15/38	328,877
250,998	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A3	4.813%		02/15/38	258,983
435,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5	4.878%		01/15/42	469,613
300,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	5.372%		09/15/39	340,869
315,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291%	(1)	01/12/44	351,526
310,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	5.898%	(1)	06/12/46	354,818

Total Commercial Mortgage-Backed Securities (identified cost, $2,207,983)	$2,399,442

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.1%

$49,369	Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2	2.735%	(1)	07/25/34	$49,228

Total Residential Mortgage-Backed Securities (identified cost, $41,543)	$49,228

CORPORATE BONDS - 48.0%

AUTO MANUFACTURERS - 0.4%
$110,000	Daimler Finance North America, LLC	6.500%		11/15/13	$119,841
CAPITAL GOODS - 0.4%
$110,000	PACCAR, Inc.	6.875%		02/15/14	$122,374
COMMUNICATIONS EQUIPMENT - 1.0%
$300,000	eBay, Inc.	3.250%		10/15/20	$305,623
CONSUMER DURABLES & APPAREL - 0.4%
$115,000	Hasbro, Inc.	6.125%		05/15/14	$125,135
CONSUMER SERVICES - 0.2%
$60,000	Brinker International, Inc.	5.750%		06/01/14	$63,663
DIVERSIFIED FINANCIALS - 13.8%
$135,000	American Express Credit Corp., Series C	7.300%		08/20/13	$146,133
55,000	Ameriprise Financial, Inc.	5.650%		11/15/15	62,518
135,000	Bank of America Corp., MTN	5.000%		05/13/21	135,454
140,000	Bear Stearns Cos., LLC (The)	5.700%		11/15/14	154,792
65,000	BlackRock, Inc.	3.500%		12/10/14	69,644
55,000	Capital One Financial Corp.	7.375%		05/23/14	60,914
260,000	Citigroup, Inc.	6.500%		08/19/13	275,151
160,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands	2.125%		10/13/15	161,216
130,000	Credit Suisse USA, Inc.	0.830%	(1)	04/12/13	129,519
260,000	Eaton Vance Corp.	6.500%		10/02/17	296,354
135,000	Equifax, Inc.	4.450%		12/01/14	143,327
225,000	General Electric Capital Corp., MTN, Series A	6.750%		03/15/32	269,606
100,000	Goldman Sachs Group, Inc. (The)	1.071%	(1)	09/29/14	96,201
115,000	Goldman Sachs Group, Inc. (The)	6.150%		04/01/18	124,198
110,000	JPMorgan Chase & Co.	6.300%		04/23/19	127,291
125,000	Merrill Lynch & Co., Inc.	6.050%		05/16/16	131,734
150,000	Moody's Corp.	5.500%		09/01/20	157,261
150,000	Morgan Stanley	5.500%		07/28/21	146,856
120,000	Nomura Holdings, Inc.	5.000%		03/04/15	124,875
135,000	PNC Funding Corp.	4.250%		09/21/15	147,528
55,000	SunTrust Banks, Inc.	6.000%		09/11/17	61,876
130,000	TD Ameritrade Holding Corp.	4.150%		12/01/14	138,967
300,000	Toyota Motor Credit Corp., MTN	3.300%		01/12/22	306,466
220,000	US Bancorp, MTN	3.150%		03/04/15	232,577
280,000	Wells Fargo & Co.	3.625%		04/15/15	298,327
280,000	Westpac Banking Corp.	4.200%		02/27/15	300,931

ENERGY - 2.1%
$205,000	Baker Hughes, Inc.	6.875%		01/15/29	$271,492
70,000	Cimarex Energy Co.	7.125%		05/01/17	72,450
50,000	Newfield Exploration Co.	6.625%		04/15/16	51,375
50,000	ONEOK Partners LP	6.850%		10/15/37	59,838
60,000	Oneok, Inc.	5.200%		06/15/15	65,466
70,000	Peabody Energy Corp.	7.375%		11/01/16	77,175
55,000	Valero Energy Corp.	9.375%		03/15/19	72,138
FOOD, BEVERAGE & TOBACCO - 2.3%
$60,000	Altria Group, Inc.	8.500%		11/10/13	$67,070
55,000	Altria Group, Inc.	9.700%		11/10/18	74,832
140,000	ConAgra Foods, Inc.	5.875%		04/15/14	152,992
150,000	Corn Products International, Inc.	4.625%		11/01/20	158,496
100,000	PepsiCo, Inc.	7.900%		11/01/18	134,590
105,000	Philip Morris International, Inc.	6.875%		03/17/14	117,787
HEALTH CARE EQUIPMENT & SERVICES - 2.7%
$155,000	Cigna Corp.	2.750%		11/15/16	$157,103
135,000	Hospira, Inc.	5.900%		06/15/14	145,794
75,000	Laboratory Corp. of America Holdings	3.125%		05/15/16	77,632
40,000	McKesson Corp.	6.500%		02/15/14	44,010
100,000	Medtronic, Inc.	4.500%		03/15/14	107,229
130,000	UnitedHealth Group, Inc.	6.000%		02/15/18	157,217
145,000	WellPoint, Inc.	4.350%		08/15/20	157,224
HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
$115,000	Avon Products, Inc.	5.625%		03/01/14	$123,207
60,000	Estee Lauder Cos., Inc. (The)	6.000%		05/15/37	74,840
INDUSTRIAL - 0.2%
$70,000	Greif, Inc.	6.750%		02/01/17	$75,600
INSURANCE - 4.6%
$100,000	ACE INA Holdings, Inc.	5.875%		06/15/14	$110,214
275,000	Loews Corp.	5.250%		03/15/16	304,377
125,000	MetLife, Inc.	5.000%		06/15/15	138,353
46,000	OneBeacon US Holdings, Inc.	5.875%		05/15/13	47,353
255,000	PartnerRe Finance B, LLC	5.500%		06/01/20	264,423
55,000	Principal Financial Group, Inc.	8.875%		05/15/19	70,304
130,000	Principal Life Income Funding Trusts, MTN	0.703%	(1)	11/08/13	129,580
90,000	Prudential Financial, Inc., MTN	4.500%		11/15/20	95,656
50,000	Prudential Financial, Inc., MTN, Series D	7.375%		06/15/19	61,895
200,000	Travelers Cos., Inc. (The)	5.500%		12/01/15	226,986
MATERIALS - 1.4%
$145,000	Airgas, Inc.	4.500%		09/15/14	$155,402
120,000	Dow Chemical Co. (The)	7.375%		03/01/23	144,361
100,000	Lubrizol Corp.	8.875%		02/01/19	135,691
MEDIA - 2.4%
$90,000	Comcast Cable Communications Holdings, Inc.	9.455%		11/15/22	$130,714
150,000	DIRECTV Holdings, LLC / DIRECTV Financing Co, Inc.	5.000%		03/01/21	162,864
95,000	McGraw-Hill Cos., Inc. (The)	5.900%		11/15/17	111,295
50,000	Time Warner Cable, Inc.	8.250%		04/01/19	64,034
115,000	Time Warner Cos., Inc.	6.950%		01/15/28	139,434
120,000	Viacom, Inc.	4.375%		09/15/14	129,454

MINING - 0.5%
$80,000	Barrick Gold Financeco, LLC	6.125%	09/15/13	$85,836
50,000	Rio Tinto Finance USA, Ltd.	8.950%	05/01/14	57,992

MISCELLANEOUS MANUFACTURING - 0.2%
$55,000	Tyco International Finance SA	8.500%		01/15/19	$71,378
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
$115,000	Wyeth LLC	5.500%		02/01/14	$125,143
PIPELINES - 0.9%
$60,000	Spectra Energy Capital, LLC	5.650%		03/01/20	$67,505
170,000	TransCanada PipeLines, Ltd.	6.500%		08/15/18	210,031
RETAILING - 1.8%
$55,000	AutoZone, Inc.	5.750%		01/15/15	$60,974
135,000	Best Buy Co., Inc.	6.750%		07/15/13	143,234
145,000	Kohl's Corp.	4.000%		11/01/21	149,874
72,000	Ltd. Brands, Inc.	5.250%		11/01/14	76,680
120,000	Safeway, Inc.	5.000%		08/15/19	127,638
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
$165,000	Applied Materials, Inc.	7.125%		10/15/17	$205,665
SOFTWARE & SERVICES - 3.3%
$140,000	Adobe Systems, Inc.	4.750%		02/01/20	$152,452
140,000	Dun & Bradstreet Corp. (The)	6.000%		04/01/13	146,814
145,000	Ingram Micro, Inc.	5.250%		09/01/17	153,031
105,000	International Business Machines Corp.	7.625%		10/15/18	140,252
245,000	Oracle Corp.	5.375%		07/15/40	284,383
150,000	Symantec Corp.	4.200%		09/15/20	153,285
TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
$30,000	Dell, Inc.	5.625%		04/15/14	$32,908
140,000	Harris Corp.	5.000%		10/01/15	153,199
140,000	Pitney Bowes, Inc., MTN	5.250%		01/15/37	140,006
TELECOMMUNICATIONS - 2.4%
$155,000	BellSouth Corp.	6.000%		11/15/34	$168,371
70,000	British Telecommunications PLC	9.625%		12/15/30	103,260
105,000	Cellco Partnership / Verizon Wireless Capital, LLC	5.550%		02/01/14	113,611
145,000	Telefonica Emisiones SAU	4.949%		01/15/15	149,616
150,000	Verizon Global Funding Corp.	7.750%		12/01/30	203,718
TRANSPORTATION - 0.5%
$120,000	Burlington Northern Santa Fe, LLC	6.200%		08/15/36	$143,621
UTILITIES - 3.8%
$115,000	American Electric Power Co., Inc.	5.250%		06/01/15	$125,528
110,000	Consolidated Edison Co. of New York, Inc.	7.125%		12/01/18	142,612
90,000	Dominion Resources, Inc., Series E	6.300%		03/15/33	106,805
115,000	Duke Energy Indiana, Inc.	5.000%		09/15/13	121,331
80,000	Exelon Generation Co., LLC	5.200%		10/01/19	88,933
115,000	NextEra Energy Capital Holdings, Inc., Series D	7.300%	(1)	09/01/67	121,460
50,000	Pacific Gas & Electric Co.	8.250%		10/15/18	66,276
138,000	PPL Energy Supply, LLC	6.300%		07/15/13	146,634
60,000	Public Service Electric & Gas Co., MTN	5.300%		05/01/18	71,095
125,000	Sempra Energy	6.500%		06/01/16	147,898
55,000	TransAlta Corp.	4.750%		01/15/15	58,714

Total Corporate Bonds (identified cost, $13,961,448)	$14,972,062

U.S. GOVERNMENT INTERESTS - 41.4%

AGENCY MORTGAGE-BACKED SECURITIES - 26.0%
$125,544	FHLMC Gold Pool #A32600	5.500%		05/01/35	$137,607
29,163	FHLMC Gold Pool #C01646	6.000%		09/01/33	32,623
21,192	FHLMC Gold Pool #C27663	7.000%		06/01/29	24,793
95,835	FHLMC Gold Pool #C47318	7.000%		09/01/29	114,156
145,742	FHLMC Gold Pool #C66878	6.500%		05/01/32	165,915
119,819	FHLMC Gold Pool #C91046	6.500%		05/01/27	134,100
19,353	FHLMC Gold Pool #D66753	6.000%		10/01/23	21,461
4,807	FHLMC Gold Pool #E00903	7.000%		10/01/15	5,190
154,418	FHLMC Gold Pool #G01035	6.000%		05/01/29	172,834
75,948	FHLMC Gold Pool #G02478	5.500%		12/01/36	82,795
62,301	FHLMC Gold Pool #H19018	6.500%		08/01/37	69,357
89,465	FHLMC Gold Pool #N30514	5.500%		11/01/28	96,748
251,684	FHLMC Gold Pool #P00024	7.000%		09/01/32	291,096
12,519	FHLMC Gold Pool #P50031	7.000%		08/01/18	13,093
43,981	FHLMC Gold Pool #P50064	7.000%		09/01/30	49,711
62,877	FHLMC Pool #1B1291	2.500%	(1)	11/01/33	66,939
182,542	FHLMC Pool #1G0233	2.511%	(1)	05/01/35	192,398
25,258	FHLMC Pool #781071	5.231%	(1)	11/01/33	27,137
22,051	FHLMC Pool #781804	5.078%	(1)	07/01/34	23,679
11,974	FHLMC Pool #781884	5.180%	(1)	08/01/34	12,839
35,391	FHLMC Pool #782862	5.036%	(1)	11/01/34	37,837
186,633	FHLMC, Series 1983, Class Z	6.500%		12/15/23	212,111
136,507	FHLMC, Series 2044, Class PE	6.500%		04/15/28	156,663
550,000	FHLMC, Series 2627, Class MW	5.000%		06/15/23	622,074
93,315	FNMA Pool #253057	8.000%		12/01/29	111,449
4,868	FNMA Pool #254845	4.000%		07/01/13	5,157
5,344	FNMA Pool #254863	4.000%		08/01/13	5,624
13,176	FNMA Pool #479477	6.000%		01/01/29	14,722
12,677	FNMA Pool #489357	6.500%		03/01/29	14,504
13,916	FNMA Pool #535332	8.500%		04/01/30	17,071
27,274	FNMA Pool #545782	7.000%		07/01/32	32,047
12,853	FNMA Pool #597396	6.500%		09/01/31	14,641
75,169	FNMA Pool #621284	6.500%		12/01/31	85,627
30,156	FNMA Pool #725866	4.500%		09/01/34	32,131
79,273	FNMA Pool #738630	5.500%		11/01/33	87,130
243,937	FNMA Pool #745001	6.500%		09/01/35	276,579
136,994	FNMA Pool #745467	5.568%	(1)	04/01/36	146,606
242,730	FNMA Pool #745755	5.000%		12/01/35	262,738
99,951	FNMA Pool #747529	4.500%		10/01/33	106,575
472,511	FNMA Pool #781893	4.500%		11/01/31	509,214
31,898	FNMA Pool #809888	4.500%		03/01/35	33,977
579,316	FNMA Pool #888366	7.000%		04/01/37	672,541
512,899	FNMA Pool #888367	7.000%		03/01/37	595,437
262,580	FNMA Pool #888417	6.500%		01/01/36	300,425
44,016	FNMA Pool #906455	6.034%	(1)	01/01/37	47,713
24,741	GNMA I Pool #374892	7.000%		02/15/24	28,507
24,312	GNMA I Pool #376400	6.500%		02/15/24	27,977
27,108	GNMA I Pool #379982	7.000%		02/15/24	31,233
138,180	GNMA I Pool #393347	7.500%		02/15/27	163,473
52,673	GNMA I Pool #410081	8.000%		08/15/25	62,843
32,392	GNMA I Pool #427199	7.000%		12/15/27	38,049
1,137	GNMA I Pool #436214	6.500%		02/15/13	1,256
35,743	GNMA I Pool #448490	7.500%		03/15/27	39,281
44,607	GNMA I Pool #458762	6.500%		01/15/28	52,085
33,934	GNMA I Pool #460726	6.500%		12/15/27	39,601
14,588	GNMA I Pool #488924	6.500%		11/15/28	17,033
12,145	GNMA I Pool #510706	8.000%		11/15/29	14,707
27,455	GNMA I Pool #581536	5.500%		06/15/33	30,866
84,704	GNMA II Pool #002630	6.500%		08/20/28	97,354
4,323	GNMA II Pool #002909	8.000%		04/20/30	5,439
10,654	GNMA II Pool #002972	7.500%		09/20/30	12,774
3,961	GNMA II Pool #002973	8.000%		09/20/30	4,807
38,705	GNMA II Pool #003095	6.500%		06/20/31	44,606
266,159	GNMA II Pool #004841	8.000%		08/20/31	319,226
884,937	GNMA, Series 2010-44, Class NK	4.000%		10/20/37	941,662

U.S. TREASURIES - 15.4%
$170,000	U.S. Treasury Bond	6.125%		11/15/27	$240,258
40,000	U.S. Treasury Note	1.375%		04/15/12	40,022
895,000	U.S. Treasury Note	3.875%		02/15/13	923,563
200,000	U.S. Treasury Note	2.375%		02/28/15	210,656
395,000	U.S. Treasury Note	1.875%		06/30/15	411,201
595,000	U.S. Treasury Note	3.250%		06/30/16	654,035
525,000	U.S. Treasury Note	4.500%		05/15/17	614,332
400,000	U.S. Treasury Note	2.750%		05/31/17	433,125
350,000	U.S. Treasury Note	3.125%		05/15/19	385,465
825,000	U.S. Treasury Strip	3.140 – 4.845%	(2)	11/15/30	444,148
1,095,000	U.S. Treasury Strip	3.250 – 5.045%	(2)	08/15/39	423,347

Total U.S. Government Interests (identified cost, $12,201,426)	$12,887,995

TOTAL FIXED INCOME INVESTMENTS (identified cost, $28,765,047) — 98.4%	$30,673,623

SHORT-TERM INVESTMENTS - 2.4%

$749,851	Fidelity Government Money Market Fund, 0.01%(1)	$749,851

TOTAL SHORT-TERM INVESTMENTS (identified cost, $749,851) — 2.4%	$749,851

TOTAL INVESTMENTS (identified cost, $29,514,898) — 100.8%	$31,423,474

LIABILITIES, IN EXCESS OF OTHER ASSETS — (0.8)%	(262,050)

NET ASSETS — 100.0%	$31,161,424

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
(1)	Variable rate security. Rate presented is as of March 31, 2012.
(2)	Rate presented is yield to maturity.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset-Backed Securities	$-	$364,896	$-	$364,896
Commercial Mortgage-Backed Securities	-	2,399,442	-	2,399,442
Residential Mortgage-Backed Securities	-	49,228	-	49,228
Corporate Bonds	-	14,972,062	-	14,792,062
U.S. Government Interests	-	12,887,995	-	12,887,995
Short-Term Investments	-	749,851	-	749,851
Total Investments	$-	$31,423,474	$-	$31,423,474

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.

There were no significant transfers between Level 1 and Level 2 for the period ended March 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of March 31, 2012 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 98.7%

AGENCY MORTGAGE-BACKED SECURITIES - 98.7%
$20,154	FHLMC Gold Pool #C00548	7.000%	08/01/27	$23,543
60,842	FHLMC Gold Pool #C00778	7.000%	06/01/29	71,180
131,039	FHLMC Gold Pool #C01375	6.500%	07/01/32	151,510
249,672	FHLMC Gold Pool #C91034	6.000%	06/01/27	275,976
50,025	FHLMC Gold Pool #D81642	7.500%	08/01/27	59,487
69,147	FHLMC Gold Pool #D82572	7.000%	09/01/27	80,777
20,277	FHLMC Gold Pool #E00678	6.500%	06/01/14	21,366
20,398	FHLMC Gold Pool #E00721	6.500%	07/01/14	21,493
32,494	FHLMC Gold Pool #E81704	8.500%	05/01/15	35,161
710,433	FHLMC Gold Pool #G02791	5.500%	04/01/37	773,370
216,724	FHLMC Gold Pool #G02809	6.500%	05/01/36	244,802
171,952	FHLMC Gold Pool #G08012	6.500%	09/01/34	194,946
1,266,535	FHLMC Gold Pool #G08081	6.000%	09/01/35	1,404,123
910,912	FHLMC Gold Pool #G08378	6.000%	10/01/39	1,005,385
293,103	FHLMC Gold Pool #H09054	4.500%	03/01/37	307,672
132,424	FHLMC Gold Pool #H09098	6.500%	10/01/37	147,463
251,684	FHLMC Gold Pool #P00024	7.000%	09/01/32	291,096
223,201	FHLMC Gold Pool #P50019	7.000%	07/01/24	250,395
89,267	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	103,168
63,045	FHLMC, Series 2201, Class C	8.000%	11/15/29	75,269
331,235	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	373,318
137,346	FHLMC, Series 2259, Class ZM	7.000%	10/15/30	162,508
100,000	FHLMC, Series 2576, Class HC	5.500%	03/15/33	112,248
785,000	FHLMC, Series 3004, Class HK	5.500%	07/15/35	797,082
986,412	FHLMC, Series 3033, Class WY	5.500%	09/15/35	1,110,048
200,000	FHLMC, Series 3072, Class DL	6.000%	02/15/35	239,406
135,000	FHLMC, Series 3217, Class PD	6.000%	11/15/34	143,834
565,000	FHLMC, Series 3605, Class NC	5.500%	06/15/37	669,402
1,000,000	FHLMC, Series 3662, Class PJ	5.000%	04/15/40	1,128,286
183,842	FHLMC-GNMA, Series 15, Class L	7.000%	07/25/23	209,795
66,443	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	75,877
116,834	FHLMC-GNMA, Series 4, Class D	8.000%	12/25/22	134,452
503,478	FNMA Pool #252034	7.000%	09/01/28	594,395
1,292,194	FNMA Pool #256182	6.000%	03/01/36	1,415,728
252,917	FNMA Pool #256972	6.000%	11/01/37	277,412
956,013	FNMA Pool #257138	5.000%	03/01/38	1,023,912
33,104	FNMA Pool #535131	6.000%	03/01/29	36,988
141,584	FNMA Pool #594207	6.500%	02/01/31	165,138
109,176	FNMA Pool #673315	5.500%	11/01/32	119,996
577,740	FNMA Pool #721255	5.500%	07/01/33	634,996
58,746	FNMA Pool #733750	6.310%	10/01/32	66,433
884,705	FNMA Pool #735415	6.500%	12/01/32	1,007,792
276,519	FNMA Pool #735861	6.500%	09/01/33	316,373
488,805	FNMA Pool #745001	6.500%	09/01/35	554,214
916,742	FNMA Pool #745318	5.000%	12/01/34	987,327
102,175	FNMA Pool #745630	5.500%	01/01/29	112,428
127,064	FNMA Pool #801357	5.500%	08/01/34	139,656
155,316	FNMA Pool #813839	6.000%	11/01/34	173,538
918,253	FNMA Pool #851655	6.000%	12/01/35	1,021,534
122,738	FNMA Pool #871394	7.000%	04/01/21	134,079
380,167	FNMA Pool #879922	5.000%	11/01/35	409,188
294,674	FNMA Pool #888211	7.000%	08/01/36	349,332
115,567	FNMA Pool #888367	7.000%	03/01/37	134,165
238,610	FNMA Pool #888534	5.000%	08/01/37	255,557
1,388,589	FNMA Pool #889307	5.000%	07/01/37	1,503,700
341,664	FNMA Pool #889649	6.500%	08/01/37	372,522
106,133	FNMA Pool #954957	6.000%	10/01/37	116,412
1,902,665	FNMA Pool #995149	6.500%	10/01/38	2,137,649
246,729	FNMA Pool #995346	6.500%	09/01/36	279,745
446,482	FNMA Pool #995656	7.000%	06/01/33	517,529
1,080,825	FNMA Pool #AB3223	4.000%	07/01/41	1,161,906
265,541	FNMA Pool #AD0756	6.500%	11/01/28	297,548
535,359	FNMA Pool #AL0886	6.500%	10/01/38	609,842
432,363	FNMA Whole Loan, Series 2004-W11 1A1	6.000%	05/25/44	484,608
188,214	FNMA, Series 2001-52, Class YZ	6.500%	10/25/31	219,773
125,000	FNMA, Series 2002-15, Class QH	6.000%	04/25/32	144,631
793,526	FNMA, Series 2003-32, Class BZ	6.000%	11/25/32	906,699
166,000	FNMA, Series 2004-25, Class LC	5.500%	04/25/34	188,918
256,000	FNMA, Series 2004-25, Class UC	5.500%	04/25/34	291,343
339,858	FNMA, Series 2004-90, Class D	4.000%	11/25/34	361,890
205,000	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	215,397
304,000	FNMA, Series 2007-76, Class PE	6.000%	08/25/37	353,006
800,000	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	932,696
170,000	FNMA, Series 2008-46, Class JN	5.500%	06/25/38	190,757
129,772	FNMA, Series 2008-86, Class GD	6.000%	03/25/36	142,522
390,000	FNMA, Series 2009-96, Class DB	4.000%	11/25/29	420,673
362,300	FNMA, Series G92-43, Class Z	7.500%	07/25/22	422,975
235,901	FNMA, Series G93-5, Class Z	6.500%	02/25/23	266,421
808	GNMA I Pool #177784	8.000%	10/15/16	813
7,163	GNMA I Pool #192357	8.000%	04/15/17	7,200
1,583	GNMA I Pool #194287	9.500%	03/15/17	1,593
623	GNMA I Pool #196063	8.500%	03/15/17	690
838	GNMA I Pool #212601	8.500%	06/15/17	843
1,154	GNMA I Pool #220917	8.500%	04/15/17	1,217
2,404	GNMA I Pool #223348	10.000%	08/15/18	2,420
1,944	GNMA I Pool #230223	9.500%	04/15/18	1,956
2,814	GNMA I Pool #260999	9.500%	09/15/18	2,971
4,130	GNMA I Pool #263439	10.000%	02/15/19	4,157
1,127	GNMA I Pool #265267	9.500%	08/15/20	1,135
596	GNMA I Pool #266983	10.000%	02/15/19	600
624	GNMA I Pool #286556	9.000%	03/15/20	627
743	GNMA I Pool #301366	8.500%	06/15/21	778
3,703	GNMA I Pool #302933	8.500%	06/15/21	4,382
8,933	GNMA I Pool #308792	9.000%	07/15/21	9,427
1,555	GNMA I Pool #314222	8.500%	04/15/22	1,576
1,454	GNMA I Pool #315187	8.000%	06/15/22	1,461
19,872	GNMA I Pool #319441	8.500%	04/15/22	20,275
5,005	GNMA I Pool #325165	8.000%	06/15/22	5,882
6,196	GNMA I Pool #335950	8.000%	10/15/22	6,228
93,878	GNMA I Pool #346987	7.000%	12/15/23	107,826
39,570	GNMA I Pool #352001	6.500%	12/15/23	45,350
11,440	GNMA I Pool #352110	7.000%	08/15/23	13,139
42,251	GNMA I Pool #368238	7.000%	12/15/23	48,529
22,811	GNMA I Pool #372379	8.000%	10/15/26	24,208
38,749	GNMA I Pool #399726	7.490%	05/15/25	44,970
93,035	GNMA I Pool #399788	7.490%	09/15/25	107,972
26,450	GNMA I Pool #399958	7.490%	02/15/27	30,710
24,987	GNMA I Pool #399964	7.490%	04/15/26	29,013
42,013	GNMA I Pool #410215	7.500%	12/15/25	49,531
3,563	GNMA I Pool #414736	7.500%	11/15/25	4,210
13,576	GNMA I Pool #420707	7.000%	02/15/26	15,849
12,159	GNMA I Pool #421829	7.500%	04/15/26	14,335
3,413	GNMA I Pool #431036	8.000%	07/15/26	3,595
13,312	GNMA I Pool #431612	8.000%	11/15/26	13,666
4,373	GNMA I Pool #442190	8.000%	12/15/26	5,055
39,996	GNMA I Pool #448970	8.000%	08/15/27	48,168
7,869	GNMA I Pool #449176	6.500%	07/15/28	9,188
20,529	GNMA I Pool #462623	6.500%	03/15/28	24,002
83,555	GNMA I Pool #471369	5.500%	05/15/33	93,962
226,736	GNMA I Pool #487108	6.000%	04/15/29	258,780
99,033	GNMA I Pool #489377	6.375%	03/15/29	113,029
331,999	GNMA I Pool #503405	6.500%	04/15/29	387,650
129,674	GNMA I Pool #509930	5.500%	06/15/29	145,703
223,608	GNMA I Pool #509965	5.500%	06/15/29	251,528
14,272	GNMA I Pool #538314	7.000%	02/15/32	16,859
51,793	GNMA I Pool #595606	6.000%	11/15/32	58,854
9,196	GNMA I Pool #602377	4.500%	06/15/18	10,029
16,761	GNMA I Pool #603377	4.500%	01/15/18	17,781
151,241	GNMA I Pool #615403	4.500%	08/15/33	166,100
83,850	GNMA I Pool #616829	5.500%	01/15/25	94,268
96,127	GNMA I Pool #623190	6.000%	12/15/23	109,081
346,070	GNMA I Pool #624600	6.150%	01/15/34	393,248
68,475	GNMA I Pool #640940	5.500%	05/15/35	77,282
29,332	GNMA I Pool #658267	6.500%	02/15/22	32,514
109,252	GNMA I Pool #677162	5.500%	08/15/23	119,741
831,142	GNMA I Pool #711286	6.500%	10/15/32	970,463
31,052	GNMA I Pool #780429	7.500%	09/15/26	36,321
175,127	GNMA I Pool #780492	7.000%	09/15/24	206,645
88,736	GNMA I Pool #780685	6.500%	12/15/27	101,888
106,053	GNMA I Pool #780977	7.500%	12/15/28	127,522
262,658	GNMA I Pool #781120	7.000%	12/15/29	309,703
1,226,139	GNMA I Pool #781804	6.000%	09/15/34	1,389,972
20,640	GNMA II Pool #000723	7.500%	01/20/23	23,959
1,680	GNMA II Pool #001596	9.000%	04/20/21	2,001
23,241	GNMA II Pool #002268	7.500%	08/20/26	27,492
64,873	GNMA II Pool #002442	6.500%	06/20/27	74,591
3,572	GNMA II Pool #002855	8.500%	12/20/29	4,377
104,070	GNMA II Pool #003284	5.500%	09/20/32	116,560
66,371	GNMA II Pool #003401	4.500%	06/20/33	72,861
397,888	GNMA II Pool #003403	5.500%	06/20/33	445,518
102,982	GNMA II Pool #003554	4.500%	05/20/34	112,858
272,599	GNMA II Pool #003689	4.500%	03/20/35	298,743
671,323	GNMA II Pool #003931	6.000%	12/20/36	758,156
37,934	GNMA II Pool #004149	7.500%	05/20/38	45,568
1,058,643	GNMA II Pool #004260	6.000%	10/20/38	1,163,099
148,334	GNMA II Pool #004284	5.500%	11/20/38	161,455
588,647	GNMA II Pool #004291	6.000%	11/20/38	662,946
362,657	GNMA II Pool #004308	5.000%	12/20/38	390,656
358,429	GNMA II Pool #004412	5.000%	04/20/39	389,015
665,053	GNMA II Pool #004561	6.000%	10/20/39	750,659
606,672	GNMA II Pool #004751	7.000%	12/20/38	726,775
163,507	GNMA II Pool #004752	7.500%	11/20/38	196,326
472,292	GNMA II Pool #004753	8.000%	08/20/30	569,263
482,822	GNMA II Pool #004805	6.500%	09/20/40	554,477
162,079	GNMA II Pool #004808	8.000%	01/20/31	196,417
893,220	GNMA II Pool #004838	6.500%	10/20/40	1,026,059
1,168,210	GNMA II Pool #004848	3.500%	11/20/40	1,202,273
329,899	GNMA II Pool #004993	7.000%	03/20/41	394,618
491,062	GNMA II Pool #005257	4.000%	12/20/41	519,026
916,015	GNMA II Pool #005294	7.000%	11/20/40	1,055,568
94,221	GNMA II Pool #575787	5.760%	03/20/33	105,470
101,668	GNMA II Pool #608120	6.310%	01/20/33	115,009
288,104	GNMA II Pool #610116	5.760%	04/20/33	322,638
67,865	GNMA II Pool #610143	5.760%	06/20/33	75,968
229,135	GNMA II Pool #612121	5.760%	07/20/33	256,493
218,876	GNMA II Pool #648541	6.000%	10/20/35	246,957
508,087	GNMA II Pool #719213	6.500%	02/20/33	585,476
746,430	GNMA, Series 1998-21, Class ZB	6.500%	09/20/28	873,285
170,671	GNMA, Series 1999-25, Class TB	7.500%	07/16/29	203,853
641,419	GNMA, Series 1999-4, Class ZB	6.000%	02/20/29	725,101
247,346	GNMA, Series 2000-14, Class PD	7.000%	02/16/30	291,399
192,597	GNMA, Series 2001-4, Class PM	6.500%	03/20/31	223,613
242,516	GNMA, Series 2002-22, Class GF	6.500%	03/20/32	278,623
166,578	GNMA, Series 2002-40, Class UK	6.500%	06/20/32	195,790
130,685	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	149,675
215,916	GNMA, Series 2002-6, Class GE	6.500%	01/20/32	242,621
108,381	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	127,410
214,000	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	248,299
154,000	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	170,690
179,000	GNMA, Series 2003-46, Class MA	5.000%	05/20/33	205,977
300,000	GNMA, Series 2003-46, Class ND	5.000%	06/20/33	334,342
575,000	GNMA, Series 2003-57, Class C	4.500%	04/20/33	642,453
117,000	GNMA, Series 2004-16, Class GB	5.500%	06/20/33	131,508
125,000	GNMA, Series 2004-63, Class AG	6.000%	07/20/32	147,900
294,248	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	323,767
100,000	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	116,053
239,000	GNMA, Series 2006-17, Class TW	6.000%	04/20/36	282,967
120,000	GNMA, Series 2007-18, Class B	5.500%	05/20/35	137,250
120,000	GNMA, Series 2007-70, Class PE	5.500%	11/20/37	131,970
300,000	GNMA, Series 2008-35, Class EH	5.500%	03/20/38	353,914
157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	173,368
592,668	GNMA, Series 2009-57, Class VB	5.000%	06/16/39	682,528
2,000,000	GNMA, Series 2010-116, Class PB	5.000%	06/16/40	2,388,417
313,844	Vendee Mortgage Trust, Series 1996-1, Class 1Z	6.750%	02/15/26	364,666
256,177	Vendee Mortgage Trust, Series 1998-1, Class 2E	7.000%	03/15/28	299,669

Total Agency Mortgage-Backed Securities (identified cost, $60,733,075)	$63,464,686

TOTAL FIXED INCOME INVESTMENTS (identified cost, $60,733,075) — 98.7%	$63,464,686

SHORT-TERM INVESTMENTS - 1.2%

775,722	Fidelity Government Money Market Fund, 0.01%(1)	775,722

TOTAL SHORT-TERM INVESTMENTS (identified cost, $775,722) — 1.2%	$775,722

TOTAL INVESTMENTS (identified cost, $61,508,797) — 99.9%	$64,240,408

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%	65,096

NET ASSETS — 100.0%	$64,305,504

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of March 31, 2012.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,798,626
Gross Unrealized Depreciation	(67,015)
Net Unrealized Appreciation	$2,731,611

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Agency Mortgage-Backed Securities	$-	$63,464,686	$-	$63,464,686
Short-Term Investments	-	775,722	-	775,722
Total Investments	$-	$64,240,408	$-	$64,240,408

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.

There were no significant transfers between Level 1 and Level 2 for the period ended March 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Current Income Fund and Wright Total Return Bond Fund)

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	May 7, 2012

By:	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer

Date:	May 8, 2012